Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations [Abstract]
Vessel revenue, net	$ 153,108	$ 63,345	$ 86,499
Expenses:
Voyage expenses	(16,469)	(18,567)	(36,641)
Vessel operating expenses	(36,332)	(22,347)	(18,980)
Management fees	(1,435)	(1,052)	(989)
General and administration expenses	(13,739)	(6,607)	(5,989)
Amortization of deferred dry-docking costs	(2,793)	(2,319)	(844)
Depreciation	(17,151)	(12,721)	(11,016)
Gain on sale of vessel, net	697	0	0
Gain on forward freight agreements, net	24	0	0
Operating income / (loss)	65,910	(268)	12,040
Other income/(expenses), net:
Interest and finance costs	(17,779)	(12,342)	(15,216)
Interest and finance costs - related party	0	(11,083)	(8,629)
Loss on extinguishment of debt	(6,863)	0	0
Gain on debt refinancing	0	5,144	0
Interest and other income	161	208	213
Foreign currency exchange losses, net	(81)	(15)	(52)
Total other expenses, net	(24,562)	(18,088)	(23,684)
Net income / (loss) before income taxes	41,348	(18,356)	(11,644)
Income taxes	0	0	(54)
Net income/ (loss)	$ 41,348	$ (18,356)	$ (11,698)
Net income/(loss) per common share
Basic (in dollars per share)	$ 0.27	$ (0.55)	$ (12.21)
Diluted (in dollars per share)	$ 0.25	$ (0.55)	$ (12.21)
Weighted average number of common shares outstanding
Basic (in shares)	153,321,907	33,436,278	958,297
Diluted (in shares)	191,337,521	33,436,278	958,297